Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 122,713	£ 180,955
Right-of-use assets	118,814	92,254
Intangible assets and goodwill	16,369	261,514
Trade and other receivables	6,500	9,968
Total non-current assets	264,396	544,691
Current assets
Inventory	232,565	364,585
Trade and other receivables	56,259	77,884
Cash and cash equivalents	245,879	192,629
Other current assets	534,703	635,098
Assets held for sale	65,805
Total current assets	600,508	635,098
Total assets	864,904	1,179,789
Current liabilities
Trade and other payables	68,201	79,284
Loans and borrowings	178,084	180,540
Convertible Notes and embedded derivative	1,301
Lease liabilities	28,596	18,826
Provisions	26,538
Other current liabilities	302,720	278,650
Liabilities directly associated with the assets held for sale	39,602
Total Current liabilities	342,322	278,650
Non-current liabilities
Loans and borrowings	4,113	68,113
Convertible Notes and embedded derivative	347,739
Warrants	515	42,692
Lease liabilities	88,864	71,574
Provisions	8,752	7,985
Deferred tax		86
Total non-current liabilities	449,983	190,450
Total liabilities	792,305	469,100
Net assets	72,599	710,689
Share capital	55	55
Share premium	925,637	902,586
Merger reserve	420,834	420,834
Retained earnings	(1,278,799)	(611,209)
Foreign currency translation reserve	4,872	(1,577)
Total equity	£ 72,599	£ 710,689	[1]

[1]	The comparatives are based on the operations of Cazoo Holdings prior to the Transaction. The consolidated financial statements are prepared as a continuation of the financial statements of Cazoo Holdings, the accounting acquirer, with a recapitalization to reflect the capital structure of Cazoo Group Ltd. Refer to Note 1 for further details.